Note 11 - Stock Options - Stock Option Transactions (Details)	12 Months Ended
	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019 $ / shares
Statement Line Items [Line Items]
Balance outstanding, number of options	4,130,000	3,275,000	2,175,000
Balance outstanding, weighted average exercise price (in CAD per share)	$ 1.56	$ 1.67	$ 2.11
Forfeited, number of options	(184,290)	(375,000)	(275,000)
Forfeited, weighted average exercise price (in CAD per share)	$ 1.67	$ 1.09	$ 2.40
Granted, number of options	450,084	1,230,000	1,375,000
Granted, weighted average exercise price (in CAD per share)	$ 5.14	$ 1.38	$ 1
Exercised, number of options	(240,710)
Exercised (in CAD per share)	$ 1.29
Balance outstanding, number of options	4,155,084	4,130,000	3,275,000
Balance outstanding, weighted average exercise price (in CAD per share)	$ 1.96	$ 1.56	$ 1.67